Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2025
Basis of Presentation [Line Items]
Summary of foreign exchange rates

The Group used the following exchange rates to convert the financial statements of its U.S. subsidiary:

	2025		2024		2023
	Year-end rate	Average rate	Year-end rate	Average rate	Year-end rate	Average rate
Euros per U.S. dollar	0.85106	0.87428	0.96256	0.92417	0.90498	0.92460